Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 1,204,823	$ 483,325
Less: unearned income		(366,829)	(129,065)
Container leaseback financing receivable	[1]	837,994	354,260
Less: Allowance for credit losses		(103)	(113)
Container leaseback financing receivable, net	[2]	837,891	354,147
Amounts due within one year		52,919	30,317
Amounts due beyond one year		$ 784,972	$ 323,830

[1]	One major customer represented 97.1% and 90.6% of the Company’s container leaseback financing receivable portfolio as of September 30, 2022 and December 31, 2021, respectively.
[2]	As of September 30, 2022 and December 31, 2021, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $765,192 and $357,828, respectively, and was measured using Level 2 inputs.